STATEMENT OF CASH FLOWS - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Profit Loss			$ (665,364)	$ (8,766,527)	$ (2,721,870)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments in Trust Account	$ (4,611)	$ (2,200)	(2,200)	(8,293)	(21,043)
General and administrative expenses funded with note payable to related party			12,232	12,232
Change in fair value of warrant liabilities	(2,812,651)	(76,000)	(76,000)	7,852,756	(934,848)
Transactions allocated to warrant liabilities			677,570	677,570
Changes in operating assets and liabilities:
Prepaid expenses			(225,767)	(187,865)	92,488
Accounts payable			16,194	155,683	(75,409)
Accrued expenses			2,300	(74,781)	2,762,761
Net cash used in operating activities			(261,035)	(339,225)	(897,961)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(300,000,000)	(305,303,010)
Net cash used in investing activities			(300,000,000)	(305,303,010)
Cash Flows from Financing Activities:
Repayment of note payable to related party			(132,713)	(132,713)
Proceeds received from initial public offering, gross			300,000,000	305,303,010
Proceeds received from private placement			8,000,000	8,106,060
Offering costs paid			(5,923,016)	(6,029,077)
Net cash provided by financing activities			301,994,271	307,247,280
Net change in cash			1,733,236	1,605,045	(897,961)
Cash - beginning of the period			0	0	1,605,045
Cash - ending of the period	$ 707,084	$ 1,683,236	1,683,236	1,605,045	$ 707,084
Supplemental disclosure of non-cash investing and financing activities:
Offering costs paid in exchange for issuance of Class B ordinary shares to sponsor			25,000	25,000
Offering costs included in accrued expenses			75,000	75,000
Offering costs included in note payable			120,481	120,481
Deferred underwriting commissions			10,500,000	10,685,605
Initial measurement of warrants issued in connection with initial public offering and private placement accounted for as liabilities			$ 18,323,000	$ 18,620,362